Lease (Details) - Schedule of components of finance leases obligation	12 Months Ended
Dec. 31, 2020 USD ($)
Finance lease cost:
Depreciation	$ 47,819
Interest on lease liabilities	7,290
Operating lease cost	483,398
Short-term lease cost	68,472
Variable lease cost
Sublease income
Total lease cost	606,979
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	457,508
Financing cash flows from finance leases	53,845
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,107,206
Weighted-average remaining lease term – finance leases	1 year 328 days
Weighted-average remaining lease term – operating leases	1 year 6 months
Weighted-average discount rate – finance leases	2.50%
Weighted-average discount rate – operating leases	8.00%